CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2017
CONTINGENT LIABILITIES
CONTINGENT LIABILITIES

32.  contingent liabilities

SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES

Contingencies can be either possible assets or possible liabilities arising from past events which, by their nature, will only be resolved when one or more future events not wholly within the control of the Group occur or fail to occur or for contingent liabilities where a present obligation arising from a past event exists but is not recognised because either it is not probable that an out-flow of resources embodying economic benefits will be required to settle the obligation or the amount of the obligation cannot be determined with sufficient reliability. The assessment of such contingencies inherently involves the exercise of significant judgement and estimates of the outcome of future events.

DISSENTING SHAREHOLDERS

Following the closing of the Stillwater Transaction on 4 May 2017, three Petitions for Appraisal of Stock were filed in the Chancery Court for the State of Delaware. The first action, captioned Blue Mountain Credit Alternatives Master Fund L.P. et al. vs. Stillwater Mining Company, Case No. 2017-0385-JTL, was filed 19 May 2017 on behalf of holders of a purported 4,219,523 shares of common stock of Stillwater. The second action, captioned Brigade Leveraged Capital Structures Fund Ltd. et al. vs. Stillwater Mining Company, Case No. 2017-0389-JTL, was filed 22 May 2017 on behalf of holders of a purported 1,200,000 shares of common stock of Stillwater. The third action, captioned Hillary Shane Revocable Trust, et al. vs. Stillwater Mining Company, Case No. 2017-0400-JTL, was filed 26 May 2017 on behalf of holders of a purported 384,000 shares of common stock of Stillwater.

On 29 August 2017, the three actions were consolidated into a single action, captioned In re Appraisal of Stillwater Mining Company, Case No. 2017-0385-JTL. At this point, the total number of shares of Stillwater common stock for which appraisal has been demanded and not requested to be withdrawn is approximately 5,803,623, inclusive of the shares purportedly held by Petitioners in the three appraisal actions. Each of the three appraisal actions seeks a determination of the fair value of the shares of the common stock of Stillwater under Section 262 of the General Corporation Law of the State of Delaware. Petitioners seek a judgment awarding them, among other things, the fair value of their Stillwater shares plus interest. The current case scheduling order provides for a four-day trial, commencing on 10 December 2018. The parties are currently engaged in discovery. Because the appraisal action is in the early stages, the court’s determination as to fair value of the shares is currently unknown. Accordingly, for accounting purposes only, we have used the merger price of US$18.00 per share in estimating our liability relating to the shares for which appraisal has been demanded (see note 13.1 and 17); however, fair value may ultimately be determined by the court to be equal to, or different from, the merger price.